Victory Global Equity Income Fund Expense Example - Victory Global Equity Income Fund - Fund Shares	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	$ 1,418